Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 10-29-2011

A. DATES

		Begin	End	# days
1	Determination Date		11/17/2011
2	Payment Date		11/21/2011
3	Collection Period	10/2/2011	10/29/2011	28
4	Monthly Interest Period - Actual/360	10/20/2011	11/20/2011	32
5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	14,714,594.15	9,512,837.36	5,201,756.79	0.0211454
10	Class A-3-B Notes	130,000,000.00	7,776,005.04	5,027,109.17	2,748,895.87	0.0211454
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$205,490,599.19	$14,539,946.53	$190,950,652.66

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	263,684,471.10	14,539,946.53	249,144,524.57

15	YSOC	$147,399,955.01	$30,222,477.41		$28,224,670.28

16	Net Pool Balance	$1,205,593,826.92	$293,906,948.51	$14,539,946.53	$277,369,194.85

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.74472%	—	—	—	—
20	Class A-3-A Notes	5.47000%	67,074.03	0.2726586	9,579,911.38	38.9427292
21	Class A-3-B Notes	4.24472%	29,339.52	0.2256886	5,056,448.70	38.8957592
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		1,048,013.55		15,587,960.08

C. COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received	10,249,874.70
24	Scheduled Interest Payments Received	953,521.54
25	Prepayments of Principal Received	100,945.52
26	Liquidation Proceeds	5,708,549.63
27	Recoveries Received	374,399.88
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	17,387,291.27

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	287.11

35	Total Available Funds, prior to Servicer Advances	17,387,578.38

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	17,387,578.38

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	17,387,578.38

D. DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	244,922.46
42	Net Swap Payment Class A-2 B Notes	—
43	Net Swap Payment Class A-3 B Notes	8,903.30
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,048,013.55
46	Principal Distribution Amount (Item 80)	14,539,946.53
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	1,545,792.54

		Due	Shortfall	Paid
	Distribution Detail:

52	Servicing Fees	244,922.46	—	244,922.46

	Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	67,074.03	—	67,074.03
57	Class A-3B Interest	29,339.52	—	29,339.52
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	1,048,013.55	—	1,048,013.55

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance			263,684,471.10
67	Beginning Net Pool Balance		293,906,948.51
68	Receipts of Scheduled Principal		(10,249,874.70)
69	Receipts of Prepaid Principal		(100,945.52)
70	Liquidation Proceeds		(5,708,549.63)
71	Other Collections of Principal		—
72	Principal Amount of Repurchases		—
73	Principal Amount of Defaulted Receivables		(478,383.81)

74	Ending Net Pool Balance		277,369,194.85
75	Yield Supplement Overcollateralization Amount		28,224,670.28

76	Adjusted Pool Balance		249,144,524.57
77	Less: Adjusted Pool Balance — End of Collection Period			249,144,524.57

78	Calculated Principal Distribution Amount			14,539,946.53

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)	17,387,578.38
80	Less: Prior Advance Reimbursement (Item 35)	—
81	Less: Servicing Fees Paid (Item 36)	244,922.46
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)	1,048,013.55
83	Less: Calculated Principal Distribution (Item 68)	14,539,946.53

84	Equals: Remaining Available Funds before Servicer Advance	1,554,695.84
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)	N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)	—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)	1,554,695.84
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)	—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)	—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)	14,539,946.53

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance	—
92	Less: Prior Advance Reimbursement	—
93	Plus: Additional Servicer Advances for Current Period	—

94	Ending Balance of Servicer Advance	—

F. RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)	5,290,969.36
96	Initial Reserve Account Balance	1,058,193.87

97	Beginning Reserve Account Balance	5,290,969.36
98	Plus: Net Investment Income for the Collection Period	287.11

99	Subtotal: Reserve Fund Available for Distribution	5,291,256.47
100	Plus: Deposit of Excess Available Funds (Item 41)	—
101	Less: Reserve Account Draw Amount (Item 79)	—

102	Subtotal Reserve Account Balance	5,291,256.47
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	287.11

104	Equals: Ending Reserve Account Balance	5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G. POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
106	Net Pool Balance		1,205,593,826.92	277,369,194.85
107	Number of Current Contracts		58,057	29,825
108	Weighted Average Loan Rate		3.97%	4.25%
109	Average Remaining Term		57.3	27.5
110	Average Original Term		61.8	66.4
111	Monthly Prepayment Rate			1.20%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
112	Aggregate Outstanding Principal Balance of Charged Off Receivables		38	478,383.81
113	Liquidation Proceeds on Related Vehicles			—
114	Recoveries Received on Receivables Previously Charged Off			374,399.88

115	Net Principal Losses for Current Collection Period		38	103,983.93

116	Beginning Net Principal Losses		1,995	19,975,782.38
117	Net Principal Losses for Current Collection Period		38	103,983.93

118	Cumulative Net Principal Losses		2,033	20,079,766.31

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)			1.67%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile — End of Period:
120	Current	97.72%	29,304	271,056,649.72
121	31 - 60 Days Delinquent	1.92%	440	5,322,369.53
122	61 - 90 Days Delinquent	0.36%	81	990,175.60

123	Total	100.00%	29,825	277,369,194.85

Summary of Swap Payments and Receipts
Receipts:
124	Net Swap Receipt Class A-2 B Notes	—
125	Net Swap Receipt Class A-3 B Notes	—
126	Swap Replacements Proceeds	—

127	Total Receipts	—

Payments
128	Net Swap Payment Class A-2 B Notes	—
129	Net Swap Payment Class A-3 B Notes	8,903.30
130	Senior Swap Termination Payment	—
131	Subordinated Swap Termination Payments	—

132	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month